Investments - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Gross investment income	$ 205.0	$ 117.0
External investment expense	(1.2)	(0.4)
Net investment income	203.8	116.6
Total fixed maturity securities
Net Investment Income [Line Items]
Gross investment income	177.3	98.3
Equity securities
Net Investment Income [Line Items]
Gross investment income	7.6	5.4
Mortgage loans
Net Investment Income [Line Items]
Gross investment income	15.0	7.3
Policy loans
Net Investment Income [Line Items]
Gross investment income	1.1	1.2
Other invested assets
Net Investment Income [Line Items]
Gross investment income	$ 4.0	$ 4.8